Net Income Per Unit (Details Narrative) - shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Earnings Per Share [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	247,934	247,934	495,867